Property and equipment	9 Months Ended
May 31, 2026
Property and equipment.
Property and equipment

9. Property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2024	325,120	35,473	19,228	830,539	276,973	214,450	1,701,783
Additions	185,167	—	4,379	—	32,853	4,948	227,347
Transferred to inventory	—	—	—	—	—	(86,455)	(86,455)
Business acquisition	2,367,675	758,754	392,113	—	311,969	—	3,830,511
Currency translation	(2,146)	(152)	(47)	(13,072)	(2,121)	(3,833)	(21,371)
Balance at August 31, 2025	2,875,816	794,075	415,673	817,467	619,674	129,110	5,651,815
Additions	4,785	—	—	—	178,881	—	183,666
Disposals	(148,512)	(90,540)	(111,687)	—	(105,624)	—	(456,363)
Transferred to inventory	—	—	—	—	—	(22,030)	(22,030)
Currency translation	(1,082)	(24)	(17)	(2,719)	(233)	(434)	(4,509)
Balance at May 31, 2026	2,731,007	703,511	303,969	814,748	692,698	106,646	5,352,579

Accumulated depreciation
Balance at August 31, 2024	207,622	27,156	16,574	114,875	160,930	4,644	531,801
Depreciation	102,318	27,476	21,867	32,409	94,793	22,736	301,599
Transferred to Inventory	—	—	—	—	—	(5,325)	(5,325)
Business acquisition	758,843	476,157	196,172	—	85,513	—	1,516,685
Balance at August 31, 2025	1,068,783	530,789	234,613	147,284	341,236	22,055	2,344,760
Depreciation	250,194	74,374	35,178	24,119	74,265	8,290	466,420
Disposals	(151,733)	(89,940)	(78,384)	—	(42,541)	—	(362,598)
Transferred to inventory	—	—	—	—	—	(3,122)	(3,122)
Balance at May 31, 2026	1,167,244	515,223	191,407	171,403	372,960	27,223	2,445,460

Net carrying amount
As at August 31, 2025	1,807,033	263,286	181,060	670,183	278,438	107,055	3,307,055
As at May 31, 2026	1,563,763	188,288	112,562	643,345	319,738	79,423	2,907,119

During the year ended August 31, 2025, the Company acquired NVG which resulted in the acquisition of the subsidiary’s property and equipment. As a result, the Company acquired property and equipment with a net book value of $2,313,826.